Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains the carrying value of the Company's financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2019.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2019 $	2018 $
Direct financing leases and sales-type leases	Payment activity	Performing	818,809	575,163
Other loan receivables
Loans to equity-accounted investments and joint venture partners	Other internal metrics	Performing	70,784	231,404
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	8,092	15,694
			897,685	822,261

Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the years ended December 31, 2019 and 2018 for the Company’s Brookfield Transaction Warrants and the Series D Warrants, which were measured at fair value using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2019 $	2018 $
Fair value at the beginning of the year	12,026	30,749
Fair value on acquisition/issuance	—	2,330
Unrealized gain (loss) included in earnings	26,900	(21,053)
Realized loss included in earnings	(25,559)	—
Settlements	(13,367)	—
Fair value at the end of the year	—	12,026

Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	454,867	454,867	505,639	505,639
Derivative instruments (note 16)
Interest rate swap agreements – assets (1)	Level 2	3,099	3,099	9,640	9,640
Interest rate swap agreements – liabilities (1)	Level 2	(52,453)	(52,453)	(43,175)	(43,175)
Cross currency interest swap agreements – assets (1)	Level 2	—	—	—	—
Cross currency interest swap agreements – liabilities (1)	Level 2	(42,104)	(42,104)	(29,122)	(29,122)
Foreign currency contracts	Level 2	(202)	(202)	—	—
Stock purchase warrants	Level 3	—	—	12,026	12,026
Freight forward agreements	Level 2	(86)	(86)	(57)	(57)
Non-recurring
Vessels held for sale (notes 6 and 19)	Level 2	37,240	37,240	—	—
Other (2)
Short-term debt (note 8)	Level 2	(50,000)	(50,000)	—	—
Long-term debt – public (note 9)	Level 1	(619,794)	(655,977)	(856,986)	(851,470)
Long-term debt – non-public (note 9)	Level 2	(2,207,358)	(2,180,440)	(2,462,537)	(2,395,300)
Obligations related to finance leases, including current portion (note 11)	Level 2	(1,825,692)	(1,877,558)	(1,673,845)	(1,652,345)

(1)
The fair value of the Company’s interest rate swap and cross currency swap agreements at December 31, 2019 includes $3.4 million (December 31, 2018 – $3.2 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.

(2)
In the consolidated financial statements, the Company’s loans to and investments in equity-accounted investments form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.